Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment carried at fair value	$ 814,530	$ 0
Equity-method investees	30,492	32,267
Other investments	3,870	5,004
Other long-term investments	34,362	37,271
Less: current portion	(1,407)	0
Other long-term investments	32,955	37,271
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity investees (e)	101,416	30,060
Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment carried at fair value	814,530	0
Abengoa-Algonquin Global Energy Solutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	2,622	0
Red Lily I Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	15,705	18,174
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	7,655	8,921
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	4,510	$ 5,172
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity investees (e)	$ 96,477